Cima Telecom Inc	12 Months Ended
Dec. 31, 2019
Other Accounts Liabilities [Abstract]
Cima Telecom Inc

NOTE 2 – Cima Telecom Inc.

On December 31, 2019, the Company entered into a series of integrated transactions to license the Platforms from CIMA, through CIMA's wholly owned subsidiaries Knetik, and Auris (the "Transaction Closing") pursuant to that certain Platform License Agreement, dated December 31, 2019 by and among (i) the Company, (ii) CIMA, (iii) Knetik and (iv) Auris (the "License Agreement") and the various other agreements listed below.

License Agreement

Contemporaneously with the Transaction Closing, on December 31, 2019 (the "Effective Date") the Company entered into the License Agreement. Pursuant to the License Agreement, the Company has an exclusive, non-transferable, non-sublicensable, royalty-free license to access and use the Knetik and Auris technology platforms (collectively, the "Licensed Technology") in the form provided to the Company via the Hosting Services (as defined in the License Agreement) and solely within the FINTECH space for the Company's business purposes. Under the License Agreement Cima Group received a 1-time licensing fee in the amount of $9,000 in the form of a convertible note that may be converted, at the option of Cima, into up to 25% of the total shares of Common Stock of the Company, par value $0.001 per share (the "Common Stock") on a fully diluted basis as of December 31, 2019. On December 31, 2019, CIMA exercised its option to convert the Convertible Promissory Note into 1,757,478 shares of Common Stock of the Company.

Pursuant to the License Agreement, the Company shall pay CIMA annual fees for the maintenance and support services in accordance with the following schedule: (i) for the first (1st) calendar year from the Effective Date, $300 to be paid on June 30, 2020; (ii) for the second (2nd) calendar year from the Effective Date, $500 to be paid on December 31, 2020; (iii) for the third (3rd) calendar year from the Effective Date, $700 to be paid on December 31, 2021; (iv) for the fourth (4th) calendar year from the Effective Date, $1,000 to be paid on December 31, 2022; (v) for the fifth (5th) calendar year from the Effective Date, $640 to be paid on December 31, 2022; and (vi) for each calendar year thereafter, $640 to be paid on the anniversary date.

Voting Agreement

Contemporaneously with the Transaction Closing, on December 31, 2019, the Company entered into that certain voting agreement and proxy (the "Voting Agreement"), by and among the Company, Arik Maimon, the Company's Chief Executive Officer, Michael De Prado, the Company's President, Dinar, and CIMA. Pursuant to the Voting Agreement, each of CIMA, Dinar and Mr. De Prado shall have the right to designate one director to the Company's Board of Directors and Mr. Maimon will have the right to designate two directors to the Board as promptly as practicable after the Transaction Closing. At each meeting of the Company's stockholders at which the election of directors is to be considered, each of CIMA, Dinar, Mr. Maimon and Mr. De Prado shall have the right to designate one nominee for election at such meeting. Additionally, the Company has granted CIMA board observer rights whereby CIMA shall have the right to invite one representative to attend all meetings of the Board in a non-voting observer capacity. The size of the Board and appointee rights are subject to change in the event that the Company's shares of Common Stock become listed on the Nasdaq Capital Market (or if there is any other similar transaction which ultimately involves the listing of the Company's capital stock, whether Common Stock or any other class or series of capital stock of the Company, on any exchange affiliated with or similar to Nasdaq). Furthermore, pursuant to the Voting Agreement, each of Mr. Maimon and Mr. De Prado appointed each of CIMA and Dinar as their proxy and attorney-in-fact, with full with full power of substitution and resubstitution, to vote or act by written consent with respect to the shares of Voting Stock (as defined in the Voting Agreement) representing each individual's pro rata percentage of the CIMA Proxy Stock and Dinar Proxy Stock (as defined in the Voting Agreement), as may be recalculated from time to time subject to the terms and conditions of the Voting Agreement, until the CIMA Warrant is exercised and until the Dinar Warrant is exercised, respectively.

Note and Warrant Purchase Agreement

Contemporaneously with the Transaction Closing, the Company entered into a Note and Warrant Purchase Agreement (the "Purchase Agreement") by and between the Company and CIMA, pursuant to which the Company made and sold to (i) CIMA a 3% convertible promissory note (the "Convertible Promissory Note") in the principal amount of $9,000 and (ii) (a) CIMA a warrant (the "CIMA Warrant") , to purchase from the Company an aggregate of duly authorized, validly issued, fully paid and nonassessable shares (the "Shares") of common stock of the Company, par value $0.001 per share (the "Common Stock"), equal to twenty-five percent (25%) of shares of Common Stock or any other equity issued upon the conversion of the Series B preferred stock. The Purchase Agreement contained customary representations, warranties, covenants, and conditions, including indemnification. Among other conditions to closing, the Company has agreed to take all necessary steps to amend and restate its Articles of Incorporation (the "A&R Articles") and to amend and restate its Bylaws (the "A&R Bylaws") and properly file and effect such A&R Articles and A&R Bylaws with the Secretary of State of the State of Florida and the U.S. Securities and Exchange Commission, each as necessary, no later than June 30, 2020.

Convertible Promissory Note

Contemporaneously with the Transaction Closing, the Company made and sold to CIMA a convertible promissory note (the "CIMA Convertible Promissory Note") in accordance with the Purchase Agreement. Pursuant to the Convertible Promissory Note, at any time on or before twelve (12) months after the date of the CIMA Convertible Promissory Note, CIMA may elect in its sole and absolute discretion to convert all unpaid principal and accrued and unpaid interest under the CIMA Convertible Promissory Note into 25% of the issued and outstanding Common Stock of the Company calculated on a fully diluted basis as of the conversion date, assuming the conversion, exercise, and exchange of all equity and debt securities of the Company which are convertible into, or exercisable or exchangeable for, Common Stock of the Company, but not including the Warrants. On December 31, 2019, CIMA exercised its option to convert the Convertible Promissory Note into 1,757,478 shares of Common Stock of the Company, which constitutes 25% of the issued and outstanding shares of Common Stock of the Company calculated on a fully diluted basis as of the same date.

Warrants

Contemporaneously with the Transaction Closing, the Company made and sold a warrant to each of (a) CIMA (the "CIMA Warrant") and (b) Dinar (the "Dinar Warrant," and together with the CIMA Warrant, the "Warrants"), each in accordance with the Purchase Agreement. Pursuant to the Warrants, upon exercise, each of CIMA and Dinar shall be entitled to purchase from the Company, in the aggregate, an amount of duly authorized, validly issued, fully paid and nonassessable shares of Common Stock equal to twenty-five percent (25%) of total outstanding shares of the Company on a fully-diluted basis (taking into account any warrants, options, debt convertible into shares or other rights underlying shares of the Company) as of the conversion date; provided, however, that each Warrant shall increase to include 25% of any additional shares (or warrants, options, debt convertible into shares or other rights underlying shares of the Company) of the Company only to the extent such shares are issued in breach of the Voting Agreement (as defined below). Pursuant to their terms, the Warrants are exercisable, in whole and not in part during the term commencing on December 31, 2019 and ending on the earlier of (a) thirty (30) days following the date on which the Company amends and restates its Articles of Incorporation, which is amendment and restatement is filed with and accepted by the Secretary of State of the State of Florida or (b) upon a Change of Control, as defined in the Warrants.

Asset Pledge Agreement

Contemporaneously with the Transaction Closing, the Company entered into an Asset Pledge Agreement with CIMA (the "Pledge Agreement"). Pursuant to the Pledge Agreement, the Company unconditionally and irrevocably pledged all of its rights, title and interest in and to the Licensed Technology and any rights and assets granted pursuant to the License Agreement to CIMA as a guarantee for the full and punctual fulfillment of its obligations under certain provisions of the Voting Agreement, and the issuance of the securities under the CIMA Convertible Promissory Note and the CIMA Warrant.

Side Letter Agreement

Contemporaneously with the Transaction Closing, the Company entered into a side letter agreement (the "Side Letter Agreement"), dated December 31, 2019, by and among the Company, Arik Maimon, Michael De Prado, Dinar and CIMA. Pursuant to the Side Letter Agreement, for as long as the License Agreement is in effect, the Convertible Promissory Note is outstanding and unpaid, or CIMA is a shareholder of the Company and owns at least 5% of the Company's Common Stock, in addition to any other vote or approval required under the Company's Articles of Incorporation, Bylaws, or any other agreement, each as amended from time to time, the Company has agreed not to take certain actions without certain approval thresholds of the directors appointed by CIMA, Dinar, Mr. Maimon and Mr. De Prado. These negative covenants restrict, among other things, the Company's ability to incur additional debt, alter certain employment agreements currently in place, enter into any consolidation, combination, recapitalization or reorganization transactions, and issue additional capital stock. Additionally, pursuant to the Side Letter Agreement, upon conversion of the Convertible Promissory Note by CIMA, Cuentas shall have the primary right of first refusal, and each of Dinar, Mr. De Prado and Mr. Maimon have a secondary right of first refusal, to purchase any shares of Common Stock which CIMA intends to sell to the bona fide third party purchaser on the same terms and conditions as CIMA would have sold such shares of the Company's Common Stock to any third party purchaser. Further, CIMA has a co-sale right to participate in a sale of shares of the Company's Common Stock, in the event that Mr. De Prado, Mr. Maimon or any other director or officer of the Company holding greater than 1% of the Company's Common Stock (on a fully diluted basis) proposes to sell any of his, her or its shares of Common Stock. In addition, CIMA and/or Dinar have been granted certain information rights, subject to their continued ownership of the CIMA Convertible Promissory Note or of 5% or more shares of the Company's issued and outstanding Common Stock. Furthermore, pursuant to the Side Letter Agreement, upon a successful up-listing of the Company's shares on the Nasdaq Capital Markets and once the market capitalization of the Company is greater than $50 million for a period of 10 consecutive trading days, Mr. Maimon and Mr. De Prado will have a right to earn a special bonus in the amount of $250 each.

Interactive Communications International, Inc. ("InComm")

On July 23, 2019, the Company entered into a five (5) year Processing Services Agreement ("PSA") with Incomm, a leading payments technology company, to power and expand the Company's GPR card network. Incomm distributes Gift and GPR Cards to over 210,000 U.S. retailers and has long standing partnerships with over 1,000 of the most recognized brands that are eligible for Cuentas' Discount Purchase Platform. Through its 94% owned subsidiary,

Under the PSA, Incomm will provide processing services, Data Storage Services, Account Servicing, Reporting, Output and Hot Carding services to the Company. Processing Services will consist mainly of Authorization and Transaction Processing Services whereas InComm will process authorizations for transactions made with or on a Prepaid Product, and any payments or adjustments made to a Prepaid Product. InComm will also process Company's Data and post entries in accordance with the Specifications. Data Storage Services will consist mainly of storage of the Company's Data in a format that is accessible online by Company through APIs designated by InComm, subject to additional API and data sharing terms and conditions. Incomm will also provide Web/API services for Prepaid Cuentas GPR applications and transactions.

In consideration for Incomm's services the company will pay an initial Program Setup & Implementation Fees in the amount of $500, which of $300will be paid at the earlier of the Launch Date or three (3) months after contract execution, then $50,000 each at the beginning of the second, third, fourth and fifth anniversary of the agreement. In addition, the Company will pay a minimum monthly fee of $30 starting on the fourth month of the first year following the launch of the Cuentas GPR card, $50 during the second year following the launch of the Cuentas GPR card and $75 thereafter. The Company will as also pay 0.25% of all funds added to the Cuentas GPR cards, excluding Vanilla Direct Reload Network and an API Services fee of $0.005 per transaction. The Company may pay other fees as agreed between the Company and Incomm.